Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Expenses:
Formation and Administrative costs	$ 5,236	$ 218,656	$ 125,957	$ 1,122,443
Loss from operations	(5,236)	(218,656)	(125,957)	(1,122,443)
Gain on warrant liability revaluation		(3,602,133)	(1,830,660)	(1,185,940)
Investment income earned on marketable securities held in Trust Account		2,604	1,754	11,820
Net income	$ (5,236)	$ 3,386,081	$ 1,706,457	$ 75,317
Class A Common Stock [Member]
Expenses:
Weighted average shares outstanding, basic and dilutive		10,453,500	7,201,300	9,651,587
Basic and diluted net income (loss) per share		$ 0.26	$ 0.18	$ 0.02
Class B Common Stock [Member]
Expenses:
Weighted average shares outstanding, basic and dilutive	2,156,250	2,587,500	2,453,333	2,554,418
Basic and diluted net income (loss) per share		$ 0.26	$ 0.18	$ 0.02